CAPITAL STOCK (Details Narrative) $ / shares in Units, $ in Millions	1 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2022 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CAD ($)	Apr. 22, 2022 shares	Jul. 23, 2021 USD ($) shares	May 13, 2021 USD ($)	May 11, 2021 USD ($) shares
Statement [Line Items]
Granted Bonus		$ 1,400,000					$ 1,400,000
Issuance Of Common Stock		$ 23,333,333					$ 23,333,333
Share Price | $ / shares		$ 0.06					$ 0.06
Shares Granted Directors And Officers, Amount		$ 900,000.0
Shares Granted Directors And Officers | shares		4,983,000
Exerciseprice | $ / shares			$ 2.88		$ 2.25		$ 0.15
Initial Public Offering			$ 1,700,000
Common Shares | shares									700,000
Warrants			$ 179,000
Issuance Costs				$ 1.3		$ 2.3		$ 0.1
Flora Beauty LLC
Statement [Line Items]
Price | $ / shares					$ 1.92
Common Shares | shares					158,000
Valued					$ 300,000
Other Offering
Statement [Line Items]
Stock Issued For Consulting Services Performed, Shares | shares										55,555
Stock Issued For Consulting Services Performed, Amount										$ 200,000
NOVEMBER 2021 UNIT OFFERING
Statement [Line Items]
Price | $ / shares			$ 3
Gross Proceeds			$ 34,500,000
Purchase Warrant			$ 5,750,000
Exerciseprice | $ / shares			$ 3.75
Issuance Costs			$ 2,700,000
Warrants Issued Underwriters			460,000
Initial Public Offering			$ 11,500,000,000,000
NOVEMBER 2021 PAYMENT TO VESSEL OWNERS
Statement [Line Items]
Common Shares | shares			4,557,000
Prior Owners			$ 20,700,000
INITIAL PUBLIC OFFERING
Statement [Line Items]
Price | $ / shares			$ 5
Gross Proceeds			$ 16,700,000
Issuance Costs												$ 632,000
Common Shares | shares			3,333,333									333,333
Underwriting Ipo Value											$ 1,700,000	$ 1,300,000
REGULATION A OFFERING
Statement [Line Items]
Price | $ / shares			$ 2.25
Gross Proceeds			$ 100,000
Exerciseprice | $ / shares			$ 3		$ 3
Common Shares | shares			26,000		13,333,287
Cancel Unite			$ 28,000
Cancel Price | $ / shares			$ 2.25
Cancel Value | $ / shares			$ 0.1
Warrants					$ 400,000
Cash					2,700,000
Issuance Costs					$ 3,100,000
OTHER 2020 ISSUANCES
Statement [Line Items]
Price | $ / shares					$ 1.92
Common Shares | shares			1,333,333
Valued					$ 2,600,000
JustCBD
Statement [Line Items]
Business Acquisition, Common Stock, Shares Issued | shares	9,500,000
Common Shares | shares	9,500,000